Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Loan capital
Loan capital	$ 29,067	$ 23,949	$ 21,826
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	10,216	9,364
Westpac capital notes (WCN)
Loan capital
Loan capital	8,403	7,423
USD AT1 securities
Loan capital
Loan capital	1,813	1,941
Tier 2 loan capital
Loan capital
Loan capital	18,851	14,585
Subordinated notes
Loan capital
Loan capital	18,362	14,090
Subordinated perpetual notes
Loan capital
Loan capital	489	495
Parent Entity
Loan capital
Loan capital	29,067	23,949	$ 21,826
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	10,216	9,364
Parent Entity | Westpac capital notes (WCN)
Loan capital
Loan capital	8,403	7,423
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,813	1,941
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	18,851	14,585
Parent Entity | Subordinated notes
Loan capital
Loan capital	18,362	14,090
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital	$ 489	$ 495